Income Taxes	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Income Taxes

(a) Tax losses

The Company has accumulated non-capital losses of approximately $49,570 (December 31, 2017 – $43,352) in Canada, which may be carried forward to reduce taxable income of future years. The non-capital losses will, if unused, expire in:

Year of Expiry	Total
2025	$656
2026	624
2027	1,219
2029	2,276
2030	2,684
2031	2,775
2032	4,048
2033	3,662
2034	2,673
2035	11,111
2036	7,175
2037	5,457
2038	5,029
$49,389

The Company also has non-capital losses in Peru of $1,206 (December 31, 2017 - $354), which, if unused, will expire between 2020 and 2022.

The Company has accumulated capital losses $661 (December 31, 2017 – $661) in Canada which may be carried forward indefinitely and used to reduce capital gains in future years.

(b) Income tax recovery provision

The reconciliation of the income tax recovery computed at statutory rates to the reported income tax recovery is:

	Year ended December 31, 2018	Year ended December 31, 2017 (Restated – note 4)
Loss before income taxes	$(17,674)	$(36,500)
Canadian federal and provincial income tax rates	27%	26%
Expected income tax recovery	(4,772)	(9,490)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	286	478
Share issuance costs	(469)	(588)
Adjustment to tax estimates	(48)	991
Amortization of flow-through share premium	(634)	(1,551)
Flow-through expenditures renunciation	2,542	5,800
Difference in future and foreign tax rates	(111)	(871)
Other	(40)	(43)
Increase (decrease) in unrecognized tax asset	3,246	5,274
Income tax recovery	$-	$-

(c) Significant components of the deferred tax assets and liabilities are:

	December 31, 2017 (Restated – note 4)	Net loss	Equity	December 31, 2018
Deferred Income tax assets
Non-capital losses carried forward	$12,260	$1,430	$-	$13,690
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	740	-	173	913
Investments	47	32	-	79
Site reclamation obligations	448	63	-	511
Property, plant & equipment	136	61	-	197
Mineral property interests	5,799	1,262	-	7,061
Peruvian VAT Receivable	227	128		355
	19,702	2,976	173	22,851
Deferred income tax liabilities
Mineral property interests	(1,188)	237	-	(951)
FX on intercompany	36	(140)	-	(104)

Net deferred tax assets	18,550	3,073	173	21,796

Unrecognized deferred tax assets	(18,550)	(3,073)	(173)	(21,796)

Net deferred tax balance	$-	$-	$-	$-

	December 31, 2016 (Restated – note 4)	Net loss	Equity	December 31, 2017 (Restated – note 4)
Deferred Income tax assets
Non-capital losses carried forward	$10,881	$1,379	$-	$12,260
Capital losses carried forward	43	2	-	45
Share issuance costs & CEC	500	-	240	740
Investments	19	28	-	47
Site reclamation obligations	454	(6)	-	448
Property, plant & equipment	68	68	-	136
Mineral property interests	1,270	4,529	-	5,799
Peruvian VAT Receivable	43	184		227
FX on intercompany	(3)	39		36
	13,275	6,223	240	19,738
Deferred income tax liabilities
Mineral property interests	-	(1,188)	-	(1,188)

Net deferred tax assets	13,275	(5,035)	240	18,550

Unrecognized deferred tax assets	(13,275)	5,035	(240)	(18,550)

Net deferred tax balance	$-	$-	$-	$-